Stockholders' Equity (Deficiency) - Schedule of Option Activity (Details) - $ / shares	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Number of options, Granted	245,781	255,382
Employees and Directors [Member]
Number of options outstanding at beginning of period	255,524	292,891
Number of options, Granted
Number of options, Exercised
Number of options, Forfeited	(33,333)	(37,367)
Number of options outstanding at end of period	222,191	255,524
Number of options exercisable at end of year	116,366	99,699
Weighted average exercise price outstanding at beginning of period	$ 4.32	$ 6.18
Weighted average exercise price, Granted
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited	4.25	5.46
Weighted average exercise price outstanding at end of period	4.33	4.32
Weighted average exercise price exercisable at end of year	$ 4.36	$ 4.37
Weighted average remaining contractual life outstanding at beginning of period	8 years 11 months 15 days	9 years
Weighted average remaining contractual life outstanding at ending of period	7 years 6 months 18 days	8 years 11 months 15 days
Weighted average remaining contractual life exercisable at end of period	8 years 29 days	8 years 11 months 12 days